Loan interest income	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Loan interest income
Note 14: Loan interest income

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Contractual interest earned	214,539	224,474	228,892

Amortization
Amortization of fair value hedge	(281)	(300)	(316)
Amortization of loan origination fees (net of amortized costs)	6,847	5,436	5,456
Amortization of fair value adjustment on purchased loans	439	1,046	—
Total loan interest income	221,544	230,656	234,032

Balance of unamortized fair value hedge included in loans as at year end	1,095	1,376	1,676
Balance of unamortized loan fees included in loans as at year end	11,926	12,204	11,628